Commitments And Contingencies (Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Product Warranty Cost) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Product Warranty Liability [Line Items]
Balance at beginning of year	¥ 5,876	¥ 5,598
Addition	6,370	3,638
Utilization	(4,650)	(3,788)
Other	331	428
Balance at end of year	¥ 7,927	¥ 5,876